Debt - Components of Warrants (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014	Mar. 31, 2013
Class of Warrant or Right [Line Items]
Proceeds	$ 0	$ 0	$ 84,800
Warrants (in shares)	17,308,880
Convertible Debt | 0.25% Warrants
Class of Warrant or Right [Line Items]
Proceeds	$ 84,800
Warrants (in shares)	17,308,880
Strike Price (in dollars per share)	$ 90.40
Contractual interest rate				0.25%